Commitments and Contingencies	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	COMMITMENTS AND CONTINGENCIES
There were no material changes in commitments and contingencies from that disclosed in the Corporation's 2024 Annual Financial Statements, except as detailed below.

In May 2025, UNS Electric entered into a US$233 million Engineering, Procurement, and Construction Agreement for the development of four gas engine turbines at Black Mountain Generating Station, which are expected to be placed in service in 2028.

Subsequent to the end of the second quarter of 2025, TEP entered into an agreement to serve a data center expected to be located in TEP's service territory. The agreement, requiring potential power demand of approximately 300 MW, is subject to approval by the ACC and other contractual contingencies. The initial phase of the data center is expected to be operational as early as 2027, with a ramp schedule through 2029. TEP currently expects to serve this customer from its existing and planned capacity, including solar and battery storage projects currently in development.